UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-5970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	04/30

Date of reporting period:	04/30/08

ITEM 1.           REPORT TO STOCKHOLDERS

  APRIL 30, 2008

Annual Report to Shareholders

Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional SharesFund #148 Tax-Exempt Cash Managed SharesFund #248

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-scudder.com. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

In the following interview, the portfolio management team discusses the market environment and the performance of Cash Account Trust — DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares during the 12-month period ended April 30, 2008.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Q: Will you discuss the market environment for the portfolio during the most recent annual period?

A: In early 2007, increasing defaults by subprime mortgage borrowers and losses on residential mortgage-backed securities had sparked volatility in the financial markets as investors wondered to what degree Wall Street and the banking community would be hurt by a retrenchment in this market. By the fall of 2007, it became clear that several financial firms would need to begin to remove debt from their balance sheets and take significant writedowns. In the short end of the yield curve, asset-backed securities' yields rose sharply, reflecting investors' credit concerns, as did the London Interbank Offered Rate (LIBOR).1

1 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields. When the yield curve is characterized as "steep," this is especially true.
The LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

December ended with an optimistic tone to the markets, but in January 2008 investors' anxieties returned in full force as pressures on the financial markets seemed to come from every direction. Economic data weakened significantly, the equity markets struggled, short-term credit markets experienced further dislocations and large and small investors tried to rid themselves of questionable credits. In addition, during the first quarter of 2008, large hedge funds with sizeable portfolios of mortgage securities received margin calls from lenders, as the mortgage securities they were employing as collateral for other transactions were devalued by the marketplace. This led to more forced selling of billions of dollars of mortgage securities and additional credit market instability. In addition, Bear Stearns, the nation's fifth largest investment bank, had to be rescued from near bankruptcy by the New York Federal Reserve Bank and JPMorgan Chase.

In the general "flight to quality" that ensued from these major events — amid a market atmosphere of fear and uncertainty over perceived credit quality — demand for short-term Treasury securities reached overwhelming levels as investors prized safety over all other considerations, including yield. By mid-March, the unprecedented level of market demand forced Treasury yields to historic lows.

Portfolio Performance (as of April 30, 2008)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

7-Day Current Yield
DWS Tax-Exempt Cash Institutional Shares	2.31%
(Equivalent Taxable Yield)	3.55%*
7-Day Current Yield
Tax-Exempt Cash Managed Shares	2.07%
(Equivalent Taxable Yield)	3.18%*

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate. For the most current yield information, visit our Web site at www.dws-scudder.com.

* The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

In response to the "credit crunch," as well as to fears of an oncoming economic recession, the US Federal Reserve Board (the Fed) cut the federal funds rate a total of two and three quarter percentage points over six Federal Open Market Committee (FOMC) meetings from October 2007 to April 2008.2 As a means of restoring liquidity within the global monetary system (and restoring some normalcy to short-term Treasury yield levels), the Fed also took a number of creative measures. These included the setting up of temporary securities auction facilities for banks and broker/dealers, and significantly easier credit terms from the Fed for these institutions. In April, the fact that the lending rate for the Fed's recently established auction facility for banks was significantly (and surprisingly) higher than the LIBOR led to market uncertainty and disruption. Over 10 days in mid-April, the LIBOR then spiked based on investor scrutiny concerning whether LIBOR rates were too low, before retreating somewhat. With the federal funds rate cut on April 30, many observers surmised that the Fed's recent series of short-term rate reductions had concluded, and the tone of the credit markets once again seemed to be improving.

2 Federal funds rate — the overnight rate charged by banks when they borrow money from each other.

As of April 30, 2008, the three-month LIBOR stood at 2.85%, compared with 5.36% 12 months earlier.

Q: What has been the strategy for the Tax-Exempt Portfolio?

A: In searching for possible investments, we continued to focus on the highest-quality securities while seeking competitive yields across the municipal investment spectrum. During a difficult period for the credit markets, we sought to balance higher yield with top quality by maintaining a strong position in floating-rate securities as we took advantage of comparatively higher floating-rate interest coupons. The interest rate of floating-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes.3 Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. Within the portfolio's floating-rate positions, we maintained a significant allocation in municipal trust receipts (MTRs).4 MTRs, which are financing vehicles for longer-term bonds, offer slightly higher yields and stronger liquidity assurances compared with conventional variable rate instruments.

3 The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.
4 Municipal trust receipts (MTRs) are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. The structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser.

In addition, we took a cautious approach in extending maturity. In part, this was because of the problems within the monoline insurance industry.5 Our policy was to look beyond insured-AAA ratings, examine the underlying creditworthiness of each issue closely, and choose what we consider to be safe and highly liquid securities.6 When considering longer-term fixed-rate securities, we limited our purchases to the strongest credits.

5 Monoline insurers (also referred to as "monoline insurance companies" or simply "monolines") guarantee the timely repayment of bond principal and interest when an issuer defaults. They are so named because they provide services to only one industry.
6 Credit quality or credit ratings — a measure of a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations such as AAA, AA, and so forth. The lower the rating, the higher the probability of default.

Q: What detracted from performance during the period?

A: The types of securities that we were investing in — particularly during the second half of 2007 — tended to have lower yields than issues carrying more risk. We preferred to be cautious during this time of significant market turbulence. In the end this cost the portfolio some yield, but we believe that this represented a prudent approach to preserving principal.

Q: Will you describe your investment philosophy?

A: We continue our insistence on the highest credit quality within the portfolio. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the portfolio and to seek competitive yield for our shareholders.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher for the DWS Tax-Exempt Cash Institutional Shares and the Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2007 to April 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Portfolio using each Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using each Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2008
Actual Portfolio Return	DWS Tax-Exempt Cash Institutional Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 11/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/08	$ 1,013.80	$ 1,012.70
Expenses Paid per $1,000*	$ 1.05	$ 2.05
Hypothetical 5% Portfolio Return
Beginning Account Value 11/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/08	$ 1,023.82	$ 1,022.82
Expenses Paid per $1,000*	$ 1.06	$ 2.06
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios
DWS Tax-Exempt Cash Institutional Shares	0.21%
Tax-Exempt Cash Managed Shares	0.41%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Tax-Exempt Portfolio

Asset Allocation	4/30/08	4/30/07

Municipal Investments Municipal Variable Rate Demand Notes	85%	78%
Municipal Bonds and Notes	15%	22%
	100%	100%
Weighted Average Maturity	4/30/08	4/30/07

Cash Account Trust — Tax-Exempt Portfolio	13 days	14 days
National Tax-Free Retail Money Fund Average*	25 days	24 days
* The Portfolio is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see pages 10-27. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio will be posted to www.dws-scudder.com on or after the 14th day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 14th day following quarter-end.

Investment Portfolio as of April 30, 2008

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 98.1%
Alabama 0.9%
Alabama, Huntsville-Randolph School, Educational Building Authority Lease Revenue, Randolph School Project, 2.53%*, 2/1/2038, Compass Bank (a)	10,000,000	10,000,000
Daphne, AL, Special Care Facilities Financing Authority Revenue, Accretion-Second Mortgage, Series A, Prerefunded, Zero Coupon, 8/15/2028	24,975,000	24,803,498
		34,803,498
Alaska 0.8%
Alaska, State Housing Finance Corp., Governmental Purpose, Series A, 2.55%*, 12/1/2030 (b)	32,100,000	32,100,000
Arizona 0.8%
Arizona, Health Facilities Authority Revenue, The Terraces, 2.48%*, 12/1/2037, Sovereign Bank FSB (a)	10,000,000	10,000,000
Arizona, Salt River Project, Agricultural Improvement & Power District, Electric Systems Revenue, Series R-12039, 144A, 2.44%*, 1/1/2035	3,000,000	3,000,000
Pinal County, AZ, Electrical District No. 3, Electrical Systems Revenue, Series U-1, 144A, 2.47%*, 10/3/2011	16,995,000	16,995,000
		29,995,000
Arkansas 0.1%
Pocahontas, AR, Industrial Development Revenue, MacLean Esna LP Project, AMT, 2.75%*, 5/1/2015, Northern Trust Co. (a)	2,500,000	2,500,000
California 3.6%
California, Austin Trust, Various States, Series 2008-1065, 144A, 2.42%*, 3/1/2033	19,225,000	19,225,000
California, Bay Area Toll Authority, Toll Bridge Revenue, Series R-12019, 144A, 2.41%*, 4/1/2031	9,915,000	9,915,000
California, Desert Community College District, Series 2675, 144A, 2.51%*, 8/1/2013 (b)	4,995,000	4,995,000
California, Lehman Municipal Trust Receipts, Various States:
Series P131W-D, 144A, 2.86%*, 5/15/2043 (b)	14,550,000	14,550,000
Series 07-K14-D, 144A, 2.95%*, 5/15/2047 (b)	17,500,000	17,500,000
California, State Daily Kindergarten University, Series A-1, 2.4%*, 5/1/2034, Citibank NA (a)	3,575,000	3,575,000
California, State General Obligation:
Series 2178, 144A, 2.45%*, 12/1/2037	5,395,000	5,395,000
Series DCL-009, 144A, 2.48%*, 8/1/2027 (b)	6,790,000	6,790,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 2.53%*, 5/15/2016, JPMorgan Chase Bank (a)	21,600,000	21,600,000
Series 2681, 144A, AMT, 2.63%*, 5/15/2018, JPMorgan Chase Bank (a)	8,100,000	8,100,000
Series R-13057CE, 144A, AMT, 2.75%*, 12/1/2041	4,000,000	4,000,000
Fresno, CA, Water System Revenue, Municipal Securities Trust Receipts, SGA 153, "A", 144A, 2.75%*, 6/1/2024, Societe Generale (a)	700,000	700,000
Peralta, CA, Community College District, Series R-12122, 144A, 2.46%*, 8/1/2037 (b)	3,000,000	3,000,000
Poway, CA, Unified School District, Series R-12224, 144A, 2.46%*, 8/1/2030 (b)	7,110,000	7,110,000
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series 2190, 144A, 2.44%*, 11/1/2031 (b)	8,155,000	8,155,000
University of California Revenues, Series 2169, 144A, 2.45%*, 5/15/2031 (b)	6,435,000	6,435,000
		141,045,000
Colorado 5.0%
Austin Trust, Various States, Series 2007-319, 144A, 2.47%*, 6/7/2010, Bank of America NA (a)	16,850,000	16,850,000
Colorada, Centerra Metropolitan District 1 Revenue, Refunding and Improvement, 2.65%*, 12/1/2029, Compass Bank (a)	15,000,000	15,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Lutheran Church Extension, 2.68%*, 5/15/2038, Bank of America NA (a)	11,000,000	11,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Trinity School Project, 2.48%*, 9/1/2026, Branch Banking & Trust (a)	2,000,000	2,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 2.56%*, 5/1/2033, KeyBank NA (a)	5,000,000	5,000,000
Colorado, Housing & Finance Authority, Single Family Mortgage Revenue, "I", Series B-1, 3.55%*, 5/1/2038	47,500,000	47,500,000
Colorado, Housing & Finance Authority, Solid Waste Revenue, Waste Management, Inc. Projects, AMT, 2.6%*, 7/1/2027, JPMorgan Chase Bank (a)	10,000,000	10,000,000
Colorado, Regional Transportation District, Sales Tax Revenue, Series R-10117, 144A,2.61%*, 11/1/2036 (b)	4,395,000	4,395,000
Colorado, State General Fund Revenue, Anticipation Notes, Series A, 4.25%, 6/27/2008	50,000,000	50,040,274
Colorado Springs, CO, School District No. 11, Facilities Corp., Certificates of Participation, 2.45%*, 12/1/2017 (b)	5,630,000	5,630,000
Greenwood Village, CO, Fiddlers Business Improvement District, Series 2, 2.45%*, 12/1/2036, KeyBank NA (a)	10,000,000	10,000,000
RBC Municipal Products, Inc. Trust, Various States, Series C-11, 144A, 2.51%*, 12/1/2031, Royal Bank of Canada (a)	17,580,000	17,580,000
		194,995,274
Delaware 0.8%
Delaware, Lehman Municipal Trust Receipts, Various States, Series P54W-D, AMT, 144A, 3.38%*, 1/1/2039	8,475,000	8,475,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 2.45%*, 5/1/2036, PNC Bank NA (a)	6,490,000	6,490,000
Delaware, UBS Municipal (CRVS), Various States, Series 2007-11, AMT, 144A, 2.54%*, 7/1/2015	8,965,000	8,965,000
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 2.44%*, 1/1/2016, Citizens Bank of PA (a)	6,515,000	6,515,000
		30,445,000
District of Columbia 0.5%
District of Columbia, Center for Internships & Academic Revenue, 2.48%*, 7/1/2036, Branch Banking & Trust (a)	3,400,000	3,400,000
District of Columbia, General Obligation, Series B-34, 144A, 2.82%*, 6/1/2026 (b)	3,980,000	3,980,000
District of Columbia, Housing Finance Agency, Mortgage Revenue, Series L22-D, AMT, 3.35%*, 12/1/2025	5,090,000	5,090,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, AMT, 144A, 2.51%*, 6/1/2038	7,780,000	7,780,000
		20,250,000
Florida 3.4%
Collier County, FL, Industrial Development Authority Revenue, Allete, Inc. Project, AMT, 2.5%*, 10/1/2025, Wells Fargo Bank NA (a)	2,000,000	2,000,000
Florida, BB&T Municipal Trust, Various States, Series 1012, 144A, 2.51%*, 11/1/2024, Branch Banking & Trust (a)	9,900,000	9,900,000
Florida, Housing Finance Corp., Multi-Family Revenue, Lakeside North, 2.46%*, 6/1/2034	3,385,000	3,385,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 2.43%*, 10/15/2032	7,120,000	7,120,000
Florida, Housing Finance Corp., Multi-Family Mortgage Revenue, Clear Harbor Apartments, AMT, 2.59%*, 6/15/2042, Citibank NA (a)	5,950,000	5,950,000
Florida, Lehman Municipal Trust Receipts, Various States, Series K86W-D, 144A, 3.0%*, 7/1/2032 (b)	4,000,000	4,000,000
Florida, State Turnpike Authority Revenue, Series 2655, 144A, 2.51%*, 7/1/2015	1,275,000	1,275,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 2.48%*, 3/31/2021, Bank of America NA (a)	10,710,000	10,710,000
Lee County, FL, Airport Revenue, Series 811-X, AMT, 144A, 2.51%*, 10/1/2029 (b)	2,000,000	2,000,000
Leesburg, FL, Hospital Revenue, The Villages Regional Hospital Project, 2.5%*, 7/1/2036, Scotiabank (a)	8,000,000	8,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 2.56%*, 9/1/2035, KeyBank NA (a)	5,000,000	5,000,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue:
Series 1179, AMT, 144A, 2.61%*, 10/1/2031	8,400,000	8,400,000
Series E, AMT, 2.7%*, 3/1/2035, Bank of America NA (a)	1,460,000	1,460,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Laurel Oaks Apartments, Phase I, AMT, 2.55%*, 8/15/2042, SunTrust Bank (a)	10,780,000	10,780,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Laurel Oaks Apartments, Phase II, AMT, 2.55%*, 8/15/2042, SunTrust Bank (a)	8,660,000	8,660,000
Orange County, FL, Industrial Development Authority Revenue, Catholic Charities Centennial, 2.58%*, 7/1/2037, Suntrust Bank (a)	6,300,000	6,300,000
Orlando, FL, Sunshine State Government Financing, 2.7%, 5/8/2008	6,720,000	6,720,000
Osceola County, FL, Housing Finance Authority, Multi-Family Revenue, Arrow Ridge Apartments, Series A, AMT, 2.85%*, 10/1/2032	4,300,000	4,300,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 2.45%*, 3/1/2034, Northern Trust Co. (a)	4,165,000	4,165,000
Sarasota County, FL, Health Facilities Authority Revenue, Health Care Facilities, Bay Village Project, 2.47%*, 12/1/2023, Bank of America NA (a)	4,620,000	4,620,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 2.48%*, 11/1/2034, Allied Irish Bank PLC (a)	8,640,000	8,640,000
Tallahassee, FL, Energy Systems Revenue, "A", 144A, 2.5%*, 10/1/2037 (b)	9,905,000	9,905,000
		133,290,000
Georgia 3.3%
Atlanta, GA, Development Authority Revenue, Botanical Garden Improvements Project, 2.7%*, 11/1/2029, SunTrust Bank (a)	9,500,000	9,500,000
Burke County, GA, Development Authority Pollution Control Revenue, Vogtle Project, Series 2, 2.58%*, 10/1/2032	7,000,000	7,000,000
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 2.48%*, 12/1/2030, Branch Banking & Trust (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Georgia Tech Facilities Project:
Series B, 2.6%*, 6/1/2032, SunTrust Bank (a)	3,400,000	3,400,000
Series A, 2.6%*, 5/1/2037, SunTrust Bank (a)	3,500,000	3,500,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 2.48%*, 5/1/2026, Branch Banking & Trust (a)	2,500,000	2,500,000
Fulton County, GA, Development Authority Revenue, Metro Atlanta YMCA Project, 2.43%*, 11/1/2022, SunTrust Bank (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 2.48%*, 8/1/2035, Branch Banking & Trust (a)	2,500,000	2,500,000
Fulton County, GA, Development Authority Revenue, Piedmont Healthcare, Inc. Project, 2.7%*, 6/1/2037, SunTrust Bank (a)	9,000,000	9,000,000
Fulton County, GA, Development Authority Revenue, The Lovett School Project, 2.7%*, 4/1/2033, SunTrust Bank (a)	8,000,000	8,000,000
Georgia, Lehman Municipal Trust Receipts, Various States, Series K5W-D, 144A, 2.9%*, 7/1/2020	12,200,000	12,200,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 2.53%*, 10/1/2036, Branch Banking & Trust (a)	5,500,000	5,500,000
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 2.46%*, 6/1/2032, US Bank NA (a)	11,660,000	11,660,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 3.6%*, 8/1/2035 (b)	5,000,000	5,000,000
RBC Municipal Products, Inc. Trust, Various States:
Series C-3, 144A, AMT, 2.58%*, 3/1/2016, Royal Bank of Canada (a)	10,000,000	10,000,000
Series C-9, AMT, 2.58%*, 8/1/2016, Royal Bank of Canada (a)	30,495,000	30,495,000
		130,255,000
Hawaii 0.5%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 2.51%*, 7/1/2012 (b)	9,200,000	9,200,000
Hawaii, General Obligation, Series R-4553, 144A, 2.51%*, 5/1/2023 (b)	8,890,000	8,890,000
		18,090,000
Idaho 1.1%
Idaho, Housing & Finance Association, Single Family Mortgage:
Series B, AMT, 2.95%*, 7/1/2032	6,785,000	6,785,000
Series A, AMT, 2.95%*, 7/1/2033	3,000,000	3,000,000
"I", Series B, AMT, 2.95%*, 7/1/2033	8,210,000	8,210,000
Idaho, Lehman Municipal Trust Receipts, Various States, Series K39W-D, AMT, 144A,3.35%*, 7/1/2038	5,710,000	5,710,000
Idaho, State General Obligations, Tax Anticipation Notes, 4.5%, 6/30/2008	20,000,000	20,024,329
		43,729,329
Illinois 11.2%
ABN AMRO, Munitops Certificates Trust:
Series 2006-36, 144A, 2.45%*, 1/1/2014 (b)	10,995,000	10,995,000
Series 2006-53, 144A, 2.45%*, 7/1/2014 (b)	12,000,000	12,000,000
Series 2006-68, 144A, AMT, 2.48%*, 9/20/2012	6,890,000	6,890,000
Series 2004-47, 144A, 2.51%*, 11/15/2012 (b)	18,360,000	18,360,000
Aurora, IL, Single Family Mortgage Revenue, Series C55, 144A, AMT, 2.87%*, 6/1/2045	12,985,000	12,985,000
Austin Trust, General Obligation, Various States:
Series 2001, 144A, 2.45%*, 12/1/2026 (b)	4,175,000	4,175,000
Series 2007-2014, 144A, 2.45%*, 6/1/2034 (b)	17,722,000	17,722,000
Chicago, IL, Board of Education, Series 2391, 144A, 2.51%*, 12/1/2015 (b)	4,475,000	4,475,000
Chicago, IL, De La Salle Institute Project Revenue, 2.62%*, 4/1/2027, Fifth Third Bank (a)	4,877,000	4,877,000
Chicago, IL, General Obligation, Series R-12217, 144A, 2.49%*, 1/1/2017 (b)	2,050,000	2,050,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago, Series R-11283, 144A, 2.43%*, 12/1/2021	2,390,000	2,390,000
Chicago, IL, Solar Eclipse Funding Trust, Series 2006-0003, 144A, 3.8%*, 1/1/2026 (b)	9,285,000	9,285,000
Chicago, IL, Tender Notes, 3.2%*, 2/20/2009, Harris NA (a)	6,650,000	6,650,000
Cook County, IL, Catholic Theological Union Project Revenue, 2.65%*, 2/1/2035, Harris Trust & Savings Bank (a)	6,000,000	6,000,000
Evanston, IL, Capital Improvement Projects, Series D, 2.43%*, 12/1/2021	3,900,000	3,900,000
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 2.75%*, 7/1/2024, Northern Trust Co. (a)	3,420,000	3,420,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 3.1%*, 4/1/2020, Bank One NA (a)	1,880,000	1,880,000
Illinois, Development Finance Authority Revenue, Fenwick High School Project, 2.85%*, 3/1/2032, JPMorgan Chase Bank (a)	5,600,000	5,600,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 3.0%*, 12/1/2020, Bank One NA (a)	3,250,000	3,250,000
Illinois, Finance Authority, Student Housing Revenue, Dekalb LLC Project, Series A, 2.5%*, 7/1/2038, Sovereign Bank FSB (a)	4,500,000	4,500,000
Illinois, Finance Authority Revenue, "A", 144A, 2.44%*, 12/1/2042	8,565,000	8,565,000
Illinois, Finance Authority Revenue, Bradley University, Series A, 2.4%*, 4/1/2033, Northern Trust Company (a)	3,385,000	3,385,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 2.49%*, 11/1/2040, Sovereign Bank FSB (a)	5,000,000	5,000,000
Series D, 2.49%*, 11/1/2040, Sovereign Bank FSB (a)	10,000,000	10,000,000
Illinois, Finance Authority Revenue, UBS Municipal (CRVS), Series 06-2001, 2.49%*, 7/1/2009	5,000,000	5,000,000
Illinois, Housing Development Authority Revenue, Homeowner Mortgage, Series H-2, AMT, 3.48%*, 2/1/2039	10,430,000	10,430,000
Illinois, Lehman Municipal Trust Receipts, Various States:
Series P21W-D, 144A, 2.9%*, 1/1/2024 (b)	13,000,000	13,000,000
Series P78W-D, AMT, 144A, 3.18%*, 2/1/2038	6,000,000	6,000,000
Illinois, Munitops II Trust, Series 2007-29, 144A, 2.51%*, 6/1/2027 (b)	16,200,000	16,200,000
Illinois, Regional Transportation Authority, Series A-23, 144A, 2.97%*, 7/1/2030 (b)	4,900,000	4,900,000
Illinois, Sales Tax Revenue, Series R-4516, 144A, 2.43%*, 6/15/2023	8,865,000	8,865,000
Illinois, State General Obligation:
Series PT-3524, 2.46%*, 1/1/2020	10,470,000	10,470,000
3.0%, 5/23/2008	100,000,000	100,054,621
Illinois, State Toll Highway Authority Revenue, Series A-1, 2.5%*, 7/1/2030	27,000,000	27,000,000
Illinois, University of Illinois Revenue, "A", 144A, 2.52%*, 4/1/2035 (b)	14,300,000	14,300,000
Justice, IL, Multi-Family Housing Revenue, Candlewood Apartments Project, AMT, 2.62%*, 1/15/2033	10,700,000	10,700,000
Kane County, IL, Community Unit School District Number 304 Geneva, Series 2272, 144A, 2.51%*, 1/1/2015 (b)	7,795,000	7,795,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 2.75%*, 1/1/2015, Northern Trust Co. (a)	6,500,000	6,500,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 2.59%*, 4/1/2042, Wells Fargo Bank NA (a)	28,000,000	28,000,000
		437,568,621
Indiana 1.4%
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 2.75%*, 11/30/2017, Northern Trust Co. (a)	2,300,000	2,300,000
Crown Point, IN, Multi-School Building Corp., Series 1056, ETM, 144A, 2.43%*, 7/15/2013	6,595,000	6,595,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 2.49%*, 5/1/2036, Sovereign Bank FSB (a)	9,345,000	9,345,000
Indiana, Health Facility Financing Authority Revenue, Clark Memorial Hospital, Series A, 2.65%*, 4/1/2024, Bank One NA (a)	2,000,000	2,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Red Gold Inc., Project, Series A, 2.8%*, 6/30/2009, Harris Trust and Savings Bank (a)	3,700,000	3,700,000
Indianapolis, IN, Airport Authority Revenue, 1.45%, 6/9/2008	12,000,000	12,000,000
Indianapolis, IN, Airport Authority Revenue, Municipal Securities Trust Receipts, SGA 154, "A", 144A, 5.65%, 7/1/2015, Societe Generale (a) (b)	4,855,000	4,855,000
Indianapolis, IN, Local Public Import Bond Bank, Macon Trust, Series P, AMT, 144A, 3.23%*, 1/1/2030 (b)	3,120,000	3,120,000
Terre Haute, IN, Westminster Village Revenue, Series A, 2.49%*, 8/1/2036, Sovereign Bank FSB (a)	9,245,000	9,245,000
		53,160,000
Iowa 2.3%
Iowa, Finance Authority, Multi-Family Revenue, Housing Windsor on River, Series A, AMT, 2.6%*, 5/1/2042, Wells Fargo Bank NA (a)	17,000,000	17,000,000
Iowa, Finance Authority, Private College Revenue, Drake University Project, 144A, 2.6%*, 4/1/2031, Wells Fargo Bank NA (a)	8,750,000	8,750,000
Iowa, Finance Authority, Student Housing Revenue, Des Moines LLC Project, Series A,2.52%*, 6/1/2039, Citibank NA (a)	10,000,000	10,000,000
Iowa, Higher Education Loan Authority Revenue, Private College Facility, Grinnell College, 2.43%*, 12/1/2011	12,500,000	12,500,000
Iowa, State Tax & Revenue Anticipation Notes, 4.0%, 6/30/2008	40,000,000	40,048,345
		88,298,345
Kansas 0.4%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 2.66%*, 12/1/2036, Marshall & Ilsley (a)	3,650,000	3,650,000
Lenexa, KS, Series 2007-302, 144A, 2.47%*, 2/1/2012	12,495,000	12,495,000
		16,145,000
Kentucky 0.0%
Kentucky, Housing Corp. Revenue, Series F, AMT, 2.77%*, 7/1/2029	1,940,000	1,940,000
Louisiana 2.2%
Louisiana, Lehman Municipal Trust Receipts, Various States, Series K29-D, 144A, 3.1%*, 12/1/2038	6,010,000	6,010,000
Louisiana, Local Government Environmental Facilities & Community Development Authority Revenue, Downreit, Inc., Series B, 2.6%*, 10/1/2037, ABN AMRO Bank NV (a)	10,635,000	10,635,000
Louisiana, Public Facilities Authority Revenue, Series 2006-153, 144A, 2.53%*, 7/1/2034	2,900,000	2,900,000
Louisiana, St. Tammany Parish Development District Revenue, 2.7%*, 7/1/2038, SunTrust Bank (a)	5,000,000	5,000,000
Louisiana, State Gas & Fuels Tax Revenue, "A", 144A, 2.49%*, 5/1/2036 (b)	5,000,000	5,000,000
Louisiana, State Municipal Natural Gas Purchasing & District Authority, Series 1411Q, 144A, 2.51%*, 3/15/2014, JPMorgan Chase & Co. (a)	50,902,000	50,902,000
Louisiana, State Offshore Term Authority, Deep Water Port Revenue, Loop LLC Project, 2.7%*, 10/1/2019, JPMorgan Chase Bank (a)	5,900,000	5,900,000
		86,347,000
Maine 0.3%
Maine, State Board Anticipation Notes, 3.25%, 6/10/2008	3,900,000	3,902,828
Maine, State Housing Authority Mortgage Purchase:
Series G, AMT, 2.65%*, 11/15/2037	5,000,000	5,000,000
Series B, AMT, 2.65%*, 11/15/2041	5,000,000	5,000,000
		13,902,828
Maryland 1.1%
Baltimore, MD, Municipal Securities Trust Receipts, SGA 152, "A", 144A, 2.75%*, 7/1/2020, Societe Generale (a) (b)	10,000,000	10,000,000
Maryland, State Economic Development Corp. Revenue, YMCA Central Maryland Project, 2.68%*, 4/1/2031, Branch Banking & Trust (a)	3,850,000	3,850,000
Maryland, State Economic Development Corp. Revenue, Howard Hughes Medical Institute, Series A, 2.45%*, 2/15/2043	8,000,000	8,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Sheppard Pratt, Series B, 2.44%*, 7/1/2028, SunTrust Bank (a)	7,000,000	7,000,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 2.73%*, 10/15/2020	15,000,000	15,000,000
		43,850,000
Massachusetts 3.9%
Massachusetts, Macon Trust, Various States:
Series 2007-310, 144A, 2.47%*, 6/15/2012, Bank of America NA (a)	4,250,000	4,250,000
Series 2007-343, 144A, 2.68%*, 12/1/2012, Bank of America NA (a)	23,088,000	23,088,000
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc., Series A,2.44%*, 6/1/2030, KeyBank NA (a)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Charles River School, 2.46%*, 5/1/2037, Citizens Bank of MA (a)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 2.55%*, 10/1/2038, TD BankNorth NA (a)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Governor Dummer Academy, 2.68%*, 8/1/2036, Citizens Bank of MA (a)	2,000,000	2,000,000
Massachusetts, State Development Finance Agency Revenue, Northfield Mount Hermon, 2.53%*, 10/1/2042, JPMorgan Chase Bank (a)	14,000,000	14,000,000
Massachusetts, State Development Finance Agency Revenue, Tabor Academy, Series A, 2.68%*, 12/1/2036, Citizens Bank of MA (a)	7,670,000	7,670,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 2.68%*, 9/1/2041, TD BankNorth NA (a)	5,775,000	5,775,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series H, 2.63%*, 11/1/2033	12,750,000	12,750,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University, Series N-2, 3.0%*, 8/15/2034	9,200,000	9,200,000
Massachusetts, State Health & Educational University Revenue, Harvard University, 1.55%, 5/15/2008	9,000,000	9,000,000
Massachusetts, State Housing Finance Agency Revenue, Series L-27-D, AMT, 144A, 3.13%*, 12/1/2025	14,430,000	14,430,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 2.51%*, 3/1/2028	8,710,000	8,710,000
Massachusetts, State Water Resources Authority:
Series DCL 015, 144A, 2.48%*, 2/1/2022 (b)	13,100,000	13,100,000
Series DCL 014, 144A, 2.48%*, 8/1/2022 (b)	11,950,000	11,950,000
Series 2660, 144A, 2.51%*, 8/1/2014	3,745,000	3,745,000
		154,668,000
Michigan 2.5%
Detroit, MI, City School District, Series DC-8032, 144A, 2.48%*, 5/1/2029 (b)	5,790,000	5,790,000
Forest Hills, MI, Public Schools, Series 1791, 144A, 2.51%*, 5/1/2009	10,325,000	10,325,000
Michigan, Lehman Municipal Trust Receipts, Various States, Series K83W-D, 144A, 3.0%*, 5/1/2027 (b)	3,290,000	3,290,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Consumers Energy Co., 2.56%*, 4/15/2018, Wells Fargo Bank NA (a)	5,700,000	5,700,000
RBC Municipal Products, Inc. Trust, Various States, Series L-25, 144A, AMT, 2.73%*, 9/1/2033, Royal Bank of Canada (a)	66,745,000	66,745,000
Wayne, MI, State University Revenues, Series 2669Z, 144A, 2.51%*, 5/15/2016 (b)	4,995,000	4,995,000
		96,845,000
Minnesota 1.1%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT:
2.62%*, 11/1/2017, US Bank NA (a)	3,750,000	3,750,000
2.62%*, 11/1/2027, US Bank NA (a)	5,000,000	5,000,000
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Children's Health Care System Revenue, Series B, 2.63%*, 8/15/2025 (b)	8,275,000	8,275,000
Minnesota, Northern Municipal Power Agency, Electric Systems Revenue, Series 46, 2.48%*, 1/1/2016 (b)	4,995,000	4,995,000
Minnesota, State General Obligation:
Series R-4065, 144A, 2.43%*, 8/1/2023	3,830,000	3,830,000
5.0%, 8/1/2008	5,000,000	5,043,605
University of Minnesota, Series A, 2.63%*, 1/1/2034	4,500,000	4,500,000
University of Minnesota, Special Purpose Revenue, Series 2487, 144A, 2.43%*, 8/1/2029	6,170,000	6,170,000
		41,563,605
Mississippi 0.4%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series A, AMT, 144A, 2.67%*, 12/1/2047	7,995,000	7,995,000
Series C, AMT, 144A, 2.67%*, 12/1/2047	9,375,000	9,375,000
		17,370,000
Missouri 0.8%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 2.64%*, 3/1/2030, American National Bank & Trust (a)	12,000,000	12,000,000
Missouri, State Health & Educational Facilities Authority Revenue, Series 2657, 144A, 2.51%*, 1/15/2015	2,300,000	2,300,000
Missouri, State Health & Educational Facilities Authority Revenue, Rockhurst High School, 2.5%*, 9/1/2027, Allied Irish Bank PLC (a)	4,640,000	4,640,000
Platte County, MO, Industrial Development Authority Industrial Revenue, Complete Home Concepts, Series A, AMT, 2.61%*, 1/1/2039, Columbian Bank (a)	6,800,000	6,800,000
St Louis, MO, Airport Revenue, Series 004, 144A, 2.47%*, 7/1/2026 (b)	4,320,000	4,320,000
		30,060,000
Nebraska 0.2%
Nebraska, Investment Finance Authority, Single Family Housing Revenue:
Series B, AMT, 3.05%*, 9/1/2034	4,755,000	4,755,000
Series E, AMT, 3.05%*, 9/1/2034	4,080,000	4,080,000
		8,835,000
Nevada 1.2%
Clark County, NV, Airport Revenue, Series D-3, 2.56%*, 7/1/2029, Bayerische Landesbank (a)	14,350,000	14,350,000
Clark County, NV, Water Reclamation District, Series 2295, 144A, 2.58%*, 7/1/2015 (b)	4,815,000	4,815,000
Nevada, Housing Division Single Family Mortgage Revenue:
Series A, AMT, 2.8%*, 10/1/2039	14,700,000	14,700,000
Series B, AMT, 2.8%*, 4/1/2042	8,000,000	8,000,000
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 2.65%*, 10/15/2032	4,400,000	4,400,000
		46,265,000
New Hampshire 1.5%
New Hampshire, Health & Education Facilities Authority Revenue, Currier Museum of Art, 2.46%*, 8/1/2036, Citizens Bank of NH (a)	11,000,000	11,000,000
New Hampshire, Health & Education Facilities Authority Revenue, Kendal at Hanover, Series B, 2.47%*, 10/1/2030, RBS Citizens NA (a)	13,895,000	13,895,000
New Hampshire, Health & Education Facilities Authority Revenue, LRG Healthcare, Series B, 2.53%*, 1/1/2032, JPMorgan Chase Bank (a)	8,335,000	8,335,000
New Hampshire, Health & Educational Facilities Authority Revenue, Androscoggin Valley Hospital, 2.53%*, 11/1/2027, JPMorgan Chase Bank (a)	15,000,000	15,000,000
New Hampshire, Health & Educational Facilities Authority Revenue, University of New Hampshire, Series A, 2.65%*, 7/1/2035	5,050,000	5,050,000
New Hampshire, Higher Educational & Health Facilities Authority Revenue, Greater Manchester YMCA, 2.55%*, 10/1/2028, RBS Citizens NA (a)	3,800,000	3,800,000
		57,080,000
New Jersey 0.1%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 2.56%*, 4/1/2026, National Bank of Canada (a)	2,960,000	2,960,000
New Mexico 1.0%
Bernalillo County, NM, Gross Receipts Tax Revenue, Series 2004-B, 144A, 2.51%*, 4/1/2027 (b)	10,320,000	10,320,000
New Mexico, UBS Municipal (CRVS), Various States, Series 07-23, AMT, 144A, 2.54%*, 2/1/2017	10,670,000	10,670,000
University of New Mexico Revenues, 2.7%*, 6/1/2026	20,185,000	20,185,000
		41,175,000
New York 5.0%
Albany County, NY, Airport Authority Revenue, Series A, AMT, 2.55%*, 12/15/2023, Bank of America NA (a)	6,000,000	6,000,000
New York, Austin Trust, Various States:
Series 2008-1064, 144A, 2.43%*, 6/1/2032	20,600,000	20,600,000
Series 2008-1066, AMT, 144A, 2.47%*, 4/1/2036	9,175,000	9,175,000
New York, Metropolitan Transportation Authority Revenue, 144A, 2.46%*, 11/15/2026 (b)	5,410,000	5,410,000
New York, State Housing Finance Agency Revenue, 316 Eleventh Ave. Housing, Series A, AMT, 2.7%*, 5/15/2041	3,000,000	3,000,000
New York, State Mortgage Agency Homeowner Revenue, Series 153, AMT, 2.63%*, 4/1/2047	20,000,000	20,000,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 6.0%*, 1/1/2032 (b)	18,800,000	18,800,000
New York & New Jersey Port Authority, Series R-9207, AMT, 144A, 2.51%*, 9/15/2028	6,000,000	6,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DDD, 144A, 2.72%*, 6/15/2031	12,255,000	12,255,000
Series K2-D, 144A, 3.12%*, 6/15/2026 (b)	7,300,000	7,300,000
Series 2553, 144A, 2.46%*, 6/15/2036 (b)	3,000,000	3,000,000
New York, NY, General Obligation:
Series H-1, 2.4%*, 3/1/2034, Bank of New York (a)	22,255,000	22,255,000
Series L-6, 2.5%*, 4/1/2032	50,000,000	50,000,000
Ontario County, NY, Industrial Development Agency, Civic Facility Revenue, Frederick Ferris Thompson Hospital, Series B, 2.73%*, 7/1/2030, KeyBank of New York (a)	3,000,000	3,000,000
Ontario County, NY, Industrial Development Agency, Civic Facility Revenue, Greater Canadaigua Family, 2.51%*, 10/1/2040, RBS Citizens NA (a)	8,360,000	8,360,000
		195,155,000
North Carolina 2.2%
North Carolina, BB&T Municipal Trust, Various States:
Series 1008, 144A, 2.51%*, 3/1/2024, Branch Banking & Trust (a)	6,395,000	6,395,000
Series 1009, 144A, 2.51%*, 3/1/2024, Branch Banking & Trust (a)	6,865,000	6,865,000
Series 1011, 144A, 2.51%*, 4/1/2024, Branch Banking & Trust (a)	8,750,000	8,750,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 2.48%*, 12/1/2028, Branch Banking & Trust (a)	3,755,000	3,755,000
North Carolina, Capital Facilities Finance Agency, Educational Revenue, Forsyth Country Day School, 2.48%*, 12/1/2031, Branch Banking & Trust (a)	11,860,000	11,860,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 2.48%*, 8/1/2030, Branch Banking & Trust (a)	7,400,000	7,400,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Lutheran Retirement Project, 2.42%*, 1/1/2037, SunTrust Bank (a)	9,725,000	9,725,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage Southminster, Series C, 2.46%*, 10/1/2014, Sovereign Bank FSB (a)	10,000,000	10,000,000
North Carolina, Medical Care Commission, Hospital Revenue, Iredell Memorial Hospital, 2.55%*, 10/1/2037, Bank of America NA (a)	1,200,000	1,200,000
North Carolina, Medical Care Commission, Hospital Revenue, Southeastern Regional Medical Center, 2.48%*, 6/1/2037, Branch Banking & Trust (a)	2,500,000	2,500,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-United Methodist, Series B, 2.48%*, 10/1/2035, Branch Banking & Trust (a)	5,000,000	5,000,000
North Carolina, Piedmont Triad Airport Authority Revenue:
Series A, 2.45%*, 7/1/2032, Branch Banking & Trust (a)	5,000,000	5,000,000
Series B, AMT, 2.6%*, 7/1/2029, Branch Banking & Trust (a)	4,100,000	4,100,000
University of North Carolina Revenues:
Series R-11292, 144A, 2.43%*, 12/1/2036	3,090,000	3,090,000
Series 2661, 144A, 2.51%*, 12/1/2015	2,500,000	2,500,000
		88,140,000
Ohio 3.0%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 2.48%*, 12/1/2032, KBC Bank NV (a)	5,130,000	5,130,000
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 2.53%*, 6/1/2032, Wachovia Bank NA (a)	11,175,000	11,175,000
Butler County, OH, Healthcare Facilities Revenue, LifeSphere Project, 2.46%*, 5/1/2030, US Bank NA (a)	5,575,000	5,575,000
Columbus, OH, General Obligation, Series R-11293, 144A, 2.43%*, 9/1/2020	6,000,000	6,000,000
Hamilton County, OH, Hospital Facilities Revenue, Children's Hospital Medical Center, Series N, 2.43%*, 5/15/2037, JPMorgan Chase Bank (a)	6,000,000	6,000,000
Ohio, Clipper Tax-Exempt Certificate Trust, Series 2006-8, AMT, 144A, 2.55%*, 11/1/2008	6,981,000	6,981,000
Ohio, Housing Finance Agency, Mortgage Revenue, Residential-Mortgage Backed, Series D, AMT, 2.71%*, 9/1/2036	45,000,000	45,000,000
Ohio, State Air Quality Development Authority Revenue, Pollution Control, First Energy Generation, Series A, 2.65%*, 12/1/2023, KeyBank NA (a)	25,000,000	25,000,000
Summit County, OH, Revenue Bonds, Western Reserve Academy Project, 2.44%*, 10/1/2027, KeyBank NA (a)	5,125,000	5,125,000
		115,986,000
Oklahoma 1.2%
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 2.49%*, 1/1/2042, KBC Bank NV (a)	16,000,000	16,000,000
Oklahoma, State Turnpike Authority Revenue:
Series B, 2.05%*, 1/1/2028	6,670,000	6,670,000
Series C, 2.05%*, 1/1/2028	9,405,000	9,405,000
Series D, 2.5%*, 1/1/2028	14,900,000	14,900,000
		46,975,000
Oregon 3.6%
Austin Trust, Various States, Series 2007-313, 144A, 2.47%*, 12/1/2039	8,805,000	8,805,000
Oregon, Munitops II Trust:
Series 2007-38, 144A, 2.45%*, 6/15/2015 (b)	8,471,000	8,471,000
Series 2007-64, 144A, 2.45%*, 6/15/2015 (b)	10,980,000	10,980,000
Oregon, State General Obligation, Tax Anticipation Notes, Series A, 4.5%, 6/30/2008	90,000,000	90,124,420
Oregon, State General Obligation, Veterans Welfare, Series 89B, AMT, 2.65%*, 12/1/2038	7,500,000	7,500,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
2.48%*, 5/1/2034, Bank of America NA (a)	8,985,000	8,985,000
2.48%*, 5/1/2037, Bank of America NA (a)	5,665,000	5,665,000
		140,530,420
Pennsylvania 3.9%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 2.48%*, 6/1/2032, PNC Bank NA (a)	7,785,000	7,785,000
Alleghany County, PA, Gateway School District, Series 2315, 144A, 2.51%*, 7/15/2015 (b)	2,840,000	2,840,000
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 2.38%*, 7/1/2023, Wachovia Bank NA (a)	5,785,000	5,785,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, First Energy, Series B, 2.61%*, 12/1/2041, Royal Bank of Scotland (a)	5,000,000	5,000,000
Chester County, PA, Industrial Development Authority, Student Housing Revenue, University Student Housing LLC, Series A, 2.43%*, 2/1/2043, Citizens Bank of PA (a)	8,000,000	8,000,000
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social, Series B, 2.35%*, 1/1/2025, Wachovia Bank NA (a)	11,500,000	11,500,000
Cumberland County, PA, Municipal Authority Revenue, LSN/TLS Obligated Group Project, Series D, 2.35%*, 1/1/2033, Wachovia Bank NA (a)	14,205,000	14,205,000
Dauphin County, PA, General Authority Revenue, Series H, 2.65%*, 6/1/2026 (b)	15,000,000	15,000,000
Delaware County, PA, Authority Revenue, Riddle Village Project, 2.45%*, 6/1/2037, Sovereign Bank FSB (a)	9,800,000	9,800,000
Hamburg, PA, Area School District, 2.45%*, 5/15/2025 (b)	3,900,000	3,900,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 2.44%*, 6/1/2033, Allied Irish Bank PLC (a)	2,180,000	2,180,000
Monroe County, PA, Hospital Authority Revenue, Stars-Pocono Medical Center, Series B, 2.35%*, 1/1/2032, PNC Bank NA (a)	7,250,000	7,250,000
Pennsylvania, BB&T Municipal Trust, Various States, Series 1, 2.45%*, 9/15/2015	5,000,000	5,000,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Association of Independent Colleges & Universities, Series L-3, 2.43%*, 5/1/2028, PNC Bank NA (a)	5,100,000	5,100,000
Philadelphia, PA, Authority for Industrial Development Revenues, Retirement Evangelical, 2.48%*, 10/1/2038, Citizens Bank NA (a)	5,000,000	5,000,000
Philadelphia, PA, Redstone Partners Floaters Residuals Trust, Series B, AMT, 144A, 2.67%*, 4/1/2048, Wachovia Bank NA (a)	8,995,000	8,995,000
Philadelphia, PA, School District, Tax & Revenue Anticipation Notes, Series A, 4.5%, 6/27/2008, Bank of America NA (a)	35,000,000	35,041,129
		152,381,129
Rhode Island 0.2%
Rhode Island, UBS Municipal (CRVS), Various States, Series 07-1038, AMT, 144A, 2.54%*, 9/1/2027	6,665,000	6,665,000
South Carolina 2.2%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 2.58%*, 9/1/2011	3,300,000	3,300,000
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 2.45%*, 6/1/2019, Wachovia Bank NA (a)	3,675,000	3,675,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Lower South Carolina, 2.43%*, 10/1/2028, Wachovia Bank NA (a)	16,620,000	16,620,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc., Project, 2.48%*, 9/1/2028, Branch Banking & Trust (a)	6,400,000	6,400,000
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Sisters of Charity Hospitals, 2.42%*, 11/1/2032, Wachovia Bank NA (a)	13,090,000	13,090,000
South Carolina, Lehman Municipal Trust Receipts, Various States:
Series P138-D, 144A, 2.85%*, 5/15/2024 (b)	15,095,000	15,095,000
Series 2007-P93W, AMT, 144A, 3.38%*, 7/1/2037	4,975,000	4,975,000
South Carolina, Macron Trust, Various States, Series 2007-303, 144A, 2.47%*, 2/1/2012, Bank of America NA (a)	9,080,000	9,080,000
South Carolina, Medical University Hospital Authority Facilities Revenue, Series A-5, 144A, 2.51%*, 8/15/2027 (b)	8,765,000	8,765,000
South Carolina, Transportation Infrastructure Bank Revenue, Series 316, 144A, 2.43%*, 10/1/2021 (b)	5,190,000	5,190,000
		86,190,000
South Dakota 1.3%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 2.35%*, 8/1/2029	40,000,000	40,000,000
South Dakota, Economic Development Finance Authority, Industrial Development Revenue, Wilson Trailer Project, AMT, 144A, 2.66%*, 2/1/2028, First American Bank (a)	10,000,000	10,000,000
		50,000,000
Tennessee 1.0%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health, Series C, 2.5%*, 5/1/2039	8,650,000	8,650,000
Clarksville, TN, Public Building Authority Revenue, Murfreesboro Lane, 2.44%*, 7/1/2024, SunTrust Bank (a)	7,000,000	7,000,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Housing Old Hickory Towers, Series A, AMT, 144A, 2.75%*, 1/1/2030, Wachovia Bank NA (a)	3,596,000	3,596,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Jackson Grove Apartments, Series A, AMT, 2.59%*, 4/1/2036, Marshall & Ilsley (a)	10,000,000	10,000,000
Shelby County, TN, Health, Educational & Housing Facilities Board Revenue, Trezevant Manor Project, Series A, 2.43%*, 9/1/2039, LaSalle Bank NA (a)	7,225,000	7,225,000
Tennessee, Redstone Partners Floaters/Residuals Trust, Series B, AMT, 144A, 2.67%*, 12/1/2047	3,120,000	3,120,000
		39,591,000
Texas 13.9%
ABN AMRO, Munitops Certificates Trust:
Series 2002-15, 144A, 2.44%*, 8/1/2010	15,925,000	15,925,000
Series 2004-38, 144A, 2.44%*, 2/15/2011	9,205,000	9,205,000
Series 2006-23, 144A, 2.44%*, 6/15/2014	14,825,000	14,825,000
Series 2006-59, 144A, 2.44%*, 8/1/2013	10,000,000	10,000,000
Series 2007-01, 144A, 2.44%*, 2/15/2027	15,650,000	15,650,000
City of Houston, TX, 2.35%, 6/11/2008	10,000,000	10,000,000
Clear Creek, TX, Independent School District, Series 04, 144A, 2.82%*, 2/15/2029 (b)	4,495,000	4,495,000
Galveston County, TX, Series R-11275WF, 2.48%*, 2/1/2028 (b)	4,000,000	4,000,000
Harris County, TX, Flood Control District, Series B, 2.43%*, 10/1/2024	14,200,000	14,200,000
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital:
Series A-3, 2.65%*, 12/1/2039 (b)	20,000,000	20,000,000
Series A-4, 2.65%*, 12/1/2039	39,250,000	39,250,000
Series C, 2.65%*, 12/1/2041 (b)	25,000,000	25,000,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series A, 2.65%*, 6/1/2027 (b)	20,000,000	20,000,000
Harris County, TX, Series 1111, 144A, 2.51%*, 8/15/2009 (b)	3,845,000	3,845,000
Hays, TX, Consolidated Independent School District, Series D32, 144A, 2.72%*, 8/15/2026	7,950,000	7,950,000
Houston, TX, Housing Finance Corp., Series 2110, AMT, 144A, 2.58%*, 12/1/2040	7,395,000	7,395,000
Houston, TX, Utility System Revenue, Series 2227, 144A, 2.51%*, 5/15/2015 (b)	5,570,000	5,570,000
Humble, TX, Independent School District, School Building, 2.75%*, 6/15/2023	3,365,000	3,365,000
Kendall County, TX, Health Facilities Development Corp. Revenue, Morningside Ministries, Series A, 2.45%*, 1/1/2041, Allied Irish Bank PLC (a)	6,100,000	6,100,000
Lubbock, TX, Independent School District, School Building, 2.43%*, 2/1/2030	8,550,000	8,550,000
North Texas, Higher Education Authority Inc., Student Loan Revenue, Series A, AMT, 2.75%*, 12/1/2038, Lloyds TSB Bank PLC (a)	2,600,000	2,600,000
North Texas Tollway Authority, 1.35%, 6/5/2008	6,000,000	6,000,000
Northside, TX, Independent School District, Series 1301, 144A, 2.51%*, 12/15/2013	4,590,000	4,590,000
San Antonio, TX, Airport Systems Revenue, Series 2408, AMT, 144A, 2.61%*, 7/1/2015 (b)	8,645,000	8,645,000
Socorro, TX, Independent School District, Series 2328T, 144A, 2.51%*, 8/15/2014	4,000,000	4,000,000
Texas, A&M University Revenues, Series 944, 144A, 2.51%*, 5/15/2013	1,775,000	1,775,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, AMT, 144A, 2.53%*, 4/1/2021	19,910,000	19,910,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 2.65%*, 10/1/2039, Citibank NA (a)	11,000,000	11,000,000
Texas, Lehman Municipal Trust Receipts, Various States, Series 2007-P94W, AMT, 144A, 3.38%*, 3/1/2039	7,650,000	7,650,000
Texas, Macon Trust, Various States, Series 2007-307, AMT, 2.51%*, 4/1/2009	23,995,000	23,995,000
Texas, North East Independent School District, "A", 144A, 2.42%*, 8/1/2037	8,935,000	8,935,000
Texas, Redstone Partners Floaters / Residuals Trust:
Series A, AMT, 144A, 2.67%*, 12/1/2047	12,200,000	12,200,000
Series D, AMT, 144A, 2.67%*, 12/1/2047	7,945,000	7,945,000
Texas, State Department of Housing & Community Affairs, Multi-Family Housing Revenue, Series 2108, AMT, 144A, 2.58%*, 6/20/2047	5,060,000	5,060,000
Texas, State General Obligation, Series 2337, 144A, 2.51%*, 4/1/2015	2,960,000	2,960,000
Texas, State General Obligation, Veteran Housing Assistance Fund II, Series A, AMT, 2.55%*, 12/1/2038	16,000,000	16,000,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/28/2008	96,000,000	96,240,890
Texas, State Transportation Commission Revenue, Series 2393, 144A, 2.51%*, 4/1/2015	2,195,000	2,195,000
Texas, Upper Trinity Regional Water District, 2.55%, 6/18/2008	15,550,000	15,550,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 2.5%*, 7/1/2037, Bank of Scotland (a)	13,800,000	13,800,000
Travis County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series P21U-D, AMT, 144A, 3.35%*, 6/1/2039	2,965,000	2,965,000
University of Texas, Systems Revenue, 2.58%, 6/5/2008	25,000,000	25,000,000
		544,340,890
Utah 2.5%
Utah, Water Finance Agency Revenue:
Series A-3, 3.15%*, 7/1/2023 (b)	4,900,000	4,900,000
Series A-9, 3.15%*, 7/1/2034 (b)	23,355,000	23,355,000
Series A-11, 3.15%*, 7/1/2031 (b)	12,400,000	12,400,000
Series A-16, 3.15%*, 7/1/2036 (b)	26,600,000	26,600,000
Series B, 2.7%*, 10/1/2037	32,665,000	32,665,000
		99,920,000
Vermont 0.3%
Vermont, Housing Finance Agency, Series A, AMT, 2.85%*, 5/1/2037 (b)	12,800,000	12,800,000
Virginia 1.9%
Norfolk, VA, State General Obligations, AMT, 2.52%*, 8/1/2037	12,000,000	12,000,000
RBC Municipal Products, Inc. Trust, Various States:
Series C-2, AMT, 144A, 2.58%*, 1/1/2014, Royal Bank of Canada (a)	9,715,000	9,715,000
Series C-8, AMT, 144A, 2.58%*, 9/1/2039, Royal Bank of Canada (a)	25,665,000	25,665,000
Roanoke, VA, Industrial Development Authority Hospital Revenue, Carilion Health Systems, Series B-1, 2.54%*, 7/1/2038 (b)	10,000,000	10,000,000
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, Series A, 2.44%*, 5/28/2021, Branch Banking & Trust (a)	8,250,000	8,250,000
Virginia, Pocahontas Parkway Association, Toll Road Revenue Prerefunded:
Series B, Zero Coupon, 8/15/2012	2,100,000	1,708,893
Series B, Zero Coupon, 8/15/2014	5,100,000	3,701,722
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster-Cantenbury, Series B, 2.48%*, 1/1/2035, Branch Banking & Trust (a)	3,000,000	3,000,000
		74,040,615
Washington 1.4%
King County, WA, General Obligation, 5.0%, 6/1/2008	8,000,000	8,016,330
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 2.31%*, 9/1/2035, US Bank NA (a)	1,655,000	1,655,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 2.51%*,12/1/2023 (b)	1,260,000	1,260,000
RBC Municipal Products, Inc. Trust, Various States, Series C-7, AMT, 144A, 2.58%*, 12/1/2009, Royal Bank of Canada (a)	10,000,000	10,000,000
Washington, Solar Eclipse Funding Trust, Series 2007-0094, 144A, 2.49%*, 10/1/2036, US Bank NA (a) (b)	4,205,000	4,205,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 2.6%*, 7/1/2030, JPMorgan Chase Bank (a)	3,200,000	3,200,000
Washington, State General Obligation, Series 2599, 144, 2.51%*, 1/1/2016	4,505,000	4,505,000
Washington, State Health Care Facilities Authority Revenue, Highline Medical Center, 2.45%*, 8/15/2034, Bank of America NA (a)	3,000,000	3,000,000
Washington, State Health Care Facilities Authority Revenue, Seattle Cancer Care, 2.48%*, 3/1/2035, KeyBank NA (a)	3,815,000	3,815,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 2.51%*, 5/1/2028, US Bank NA (a)	9,595,000	9,595,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Lake City Senior Apartments Project, Series A, AMT, 2.56%*, 7/1/2039	2,000,000	2,000,000
Washington, State Housing Finance Commission, Nonprofit Revenue, Eastside Catholic School, Series A, 2.47%*, 7/1/2038, KeyBank NA (a)	4,000,000	4,000,000
		55,251,330
Wisconsin 1.6%
Wisconsin, Clipper Tax-Exempt Certificates Trust, Series 2007-5, 144A, 2.53%*, 9/1/2017	6,755,000	6,755,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Amery Regional Medical Center, Inc., Series A, 2.62%*, 5/1/2036, Fifth Third Bank (a)	8,630,000	8,630,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Franciscan Sisters, Series B, 2.35%*, 9/1/2033, Marshall & Ilsley (a)	5,020,000	5,020,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic, Series B, 2.49%*, 1/15/2036, Marshall & Ilsley (a)	16,500,000	16,500,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Mercy Alliance, Inc., 2.49%*, 6/1/2022, Marshall & Ilsley (a)	10,000,000	10,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, St. Norbert College, Inc., 2.68%*, 2/1/2038, JPMorgan Chase & Co. (a)	14,500,000	14,500,000
		61,405,000
Multi-State 0.5%
ABN AMRO, Munitops Certificates Trust, Series 2004-7, 144A, 2.44%*, 8/1/2012	19,995,000	19,995,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,838,897,884)+	98.1	3,838,897,884
Other Assets and Liabilities, Net	1.9	76,091,643
Net Assets	100.0	3,914,989,527
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2008.
+ The cost for federal income tax purposes was $3,838,897,884.
(a) The security incorporates a letter of credit from a major bank.
(b) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	3.1
Financial Guaranty Insurance Company	0.1
Financial Security Assurance, Inc.	9.2
MBIA Corporation	5.1

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax

ETM: Escrowed to Maturity

CRVS: Custodial Residual and Variable Securities

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Tax-Exempt Portfolio

Statement of Assets and Liabilities as of April 30, 2008
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 3,838,897,884
Receivable for investments sold	56,650,877
Receivable for Portfolio shares sold	1,420,329
Interest receivable	23,801,244
Other assets	123,717
Total assets	3,920,894,051
Liabilities
Due to custodian	1,235,725
Payable for Portfolio shares redeemed	1,279,300
Dividends payable	1,273,056
Accrued management fee	608,967
Other accrued expenses and payables	1,507,476
Total liabilities	5,904,524
Net assets, at value	$ 3,914,989,527
Net Assets Consist of
Distributions in excess of net investment income	(5,648)
Accumulated net realized gain (loss)	770,975
Paid-in capital	3,914,224,200
Net assets, at value	$ 3,914,989,527

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2008 (continued)
Net Asset Value	Tax-Exempt Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($16,913,129 ÷ 16,907,941 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($74,807,638 ÷ 74,787,537 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($1,750,690,073 ÷ 1,750,354,417 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($585,728,804 ÷ 585,549,363 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($167,136,324 ÷ 166,920,592 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($421,724,367 ÷ 421,651,899 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($75,964,263 ÷ 75,947,395 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($250,456,056 ÷ 250,391,528 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($571,568,873 ÷ 571,514,452 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended April 30, 2008
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 120,895,547
Expenses: Management fee	5,823,199
Services to shareholders	2,441,932
Custodian fees	96,995
Distribution and service fees	4,490,215
Professional fees	138,261
Trustees' fees and expenses	279,088
Reports to shareholders	367,274
Registration fees	254,764
Other	119,935
Total expenses before expense reductions	14,011,663
Expense reductions	(326,021)
Total expenses after expense reductions	13,685,642
Net investment income	107,209,905
Net realized gain (loss) from investments	842,162
Net increase from payments by affiliates and net gains (losses) realized on the disposal of investments in violation of restrictions	—
Net gain (loss) on investment transactions	842,162
Net increase (decrease) in net assets resulting from operations	$ 108,052,067

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2008	2007
Operations: Net investment income	$ 107,209,905	$ 42,793,685
Net realized gain (loss)	842,162	(38,569)
Net increase in net assets resulting from operations	108,052,067	42,755,116
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(449,540)	(763,038)
Davidson Cash Equivalent Shares	(1,777,824)	(1,542,943)
DWS Tax-Exempt Cash Institutional Shares	(48,659,956)	(23,334,535)
DWS Tax-Exempt Money Fund	(19,514,792)	(2,628,142)
DWS Tax-Free Money Fund Class S	(5,179,943)	(696,051)
Premier Money Market Shares	(5,518,669)	(3,104,921)
Service Shares	(1,321,653)	(599,315)
Tax-Exempt Cash Managed Shares	(7,532,881)	(8,023,993)
Tax-Free Investment Class	(17,282,509)	(2,072,885)
Total distributions	(107,237,767)	(42,765,823)
Portfolio share transactions: Proceeds from shares sold	9,580,702,800	5,512,706,203
Reinvestment of distributions	85,897,897	26,814,200
Cost of shares redeemed	(8,577,880,778)	(5,198,926,703)
Net assets acquired in tax-free reorganization	—	1,645,753,759
Net increase (decrease) in net assets from Portfolio share transactions	1,088,719,919	1,986,347,459
Increase (decrease) in net assets	1,089,534,219	1,986,336,752
Net assets at beginning of period	2,825,455,308	839,118,556
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $5,648 and $19,024, respectively)	$ 3,914,989,527	$ 2,825,455,308

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional Shares
Years Ended April 30,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.032	.034	.026	.014	.009
Less distributions from net investment income	(.032)	(.034)	(.026)	(.014)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	3.20[b]	3.46[b]	2.64	1.38[a]	.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,751	1,064	370	413	331
Ratio of expenses before expense reductions (%)	.21	.21	.21	.21	.20
Ratio of expenses after expense reductions (%)	.21	.20	.21	.20	.20
Ratio of net investment income (%)	3.12	3.42	2.61	1.38	.85
[a] Total return includes income resulting from a nonrecurring adjustment in expenses. Without this adjustment, total return would have been 1.15%.
[b] Total return would have been lower had certain expenses not been reduced.
* Amount is less than $.005.

Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
Years Ended April 30,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.030	.032	.024	.012	.006
Less distributions from net investment income	(.030)	(.032)	(.024)	(.012)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	2.99[b]	3.24[b]	2.41	1.20[a]	.56
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	250	225	248	417	417
Ratio of expenses before expense reductions (%)	.42	.43	43.43		.43
Ratio of expenses after expense reductions (%)	.41	.42	.43	.43	.43
Ratio of net investment income (%)	2.91	3.19	2.39	1.16	.62
[a] Total return includes income resulting from a nonrecurring adjustment in expenses. Without this adjustment, total return would have been 1.15%.
[b] Total return would have been lower had certain expenses not been reduced.
* Amount is less than $.005.

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of Government & Agency Securities Portfolio and Money Market Portfolio are presented in separate annual reports.

Tax-Exempt Portfolio (the "Portfolio") offers nine classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Premier Money Market Shares, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution and service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

New Accounting Pronouncements. In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Portfolio has reviewed the tax positions for the open tax years as of April 30, 2008 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

At April 30, 2008, the Portfolio's components of distributable earnings on a tax-basis are as follows:

Undistributed tax-exempt income	$ 1,240,397
Undistributed ordinary income	$ 660,313
Undistributed long-term capital gains	$ 110,662

In addition, during the years ended April 30, 2008 and April 30, 2007, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

	Years Ended April 30,
	2008	2007
Distributions from tax-exempt income	$ 107,237,767	$ 42,765,823

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Portfolio pays a monthly management fee based on the Trust's combined average daily net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:

First $500 million of the Trust's combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

Accordingly, for the year ended April 30, 2008, the Portfolio incurred a management fee equivalent to the following annual effective rate of the Portfolio's average daily net assets:

Annual Effective Rate
Tax-Exempt Portfolio	.16%

For the period from March 19, 2007 through March 18, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the DWS Tax-Exempt Cash Institutional Shares to the extent necessary to maintain total operating expenses at 0.20% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering costs).

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the year ended April 30, 2008, the amounts charged to the Portfolio by DWS-SISC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2008
Capital Assets Funds Shares	$ 47,499	$ 2,348	$ 10,334
Davidson Cash Equivalent Shares	109,556	26,724	21,033
DWS Tax-Exempt Cash Institutional Shares	259,508	—	96,976
DWS Tax-Exempt Money Fund	245,699	—	59,312
DWS Tax-Free Money Fund Class S	118,735	—	32,577
Premier Money Market Shares	616,794	—	230,934
Service Shares	146,930	21,423	31,985
Tax-Exempt Cash Managed Shares	177,180	—	67,115
Tax-Free Investment Class	625,011	—	132,500

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2008, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2008	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 63,205	$ 5,154.33%		.33%
Davidson Cash Equivalent Shares	216,771	19,221.30%		.30%
Premier Money Market Shares	612,755	85,823.25%		.25%
Service Shares	351,361	39,734.60%		.60%
Tax-Free Investment Class	1,576,236	125,900.25%		.25%

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2008, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2008	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 47,883	$ 3,731.25%		.25%
Davidson Cash Equivalent Shares	180,642	15,618.25%		.25%
Premier Money Market Shares	612,755	82,820.25%		.25%
Tax-Exempt Cash Managed Shares	387,261	33,517.15%		.15%
Tax-Free Investment Class	441,346	34,737.07%		.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the year ended April 30, 2008, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:

	Total Aggregated	Unpaid at April 30, 2008
Tax-Exempt Portfolio	$ 134,763	$ 34,079

Trustees' Fees and Expenses. The Portfolios paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

In connection with the board consolidation on April 1, 2008, of the two DWS Portfolios' Boards of Trustees, certain Independent Board Members retired prior to their normal retirement date, and received a one-time retirement benefit. DIMA has agreed to reimburse the Portfolio for the cost of this benefit. During the period ended April 30, 2008, the Portfolio paid its allocated portion of the retirement benefit of $192,513 to the non-continuing Independent Board Members, and the Portfolio was reimbursed by DIMA for this payment.

3. Fee Reductions

For the year ended April 30, 2008, the Advisor agreed to reimburse the Portfolio the following amounts, which represent a portion of the expected fee savings for the Advisor through December 31, 2007, related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider:

Amount
Tax-Exempt Portfolio	$ 9,179

In addition, the Portfolio has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended April 30, 2008, the Portfolio's custodian fee was reduced as follows:

	Custody Credits	Transfer Agent Credits
Tax-Exempt Portfolio	$ 12,988	$ 60,846

4. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $490 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Tax-Exempt Portfolio

	Year Ended April 30, 2008		Year Ended April 30, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	52,982,942	$ 52,982,942	60,952,159	$ 60,952,159
Davidson Cash Equivalent Shares	157,726,379	157,726,379	120,678,635	120,678,635
DWS Tax-Exempt Cash Institutional Shares	6,334,644,920	6,334,644,920	3,750,368,659	3,750,368,659
DWS Tax-Exempt Money Fund	463,747,159	463,747,159	84,374,066*	84,374,066*
DWS Tax-Free Money Fund Class S	60,465,610	60,465,610	8,076,516*	8,076,516*
Premier Money Market Shares	708,388,701	708,388,701	229,545,285	229,545,285
Service Shares	308,180,235	308,180,235	119,503,146	119,503,146
Tax-Exempt Cash Managed Shares	595,501,499	595,501,499	556,504,056	556,504,056
Tax-Free Investment Class	899,065,355	899,065,355	582,703,681*	582,703,681*
		$ 9,580,702,800		$ 5,512,706,203
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	449,551	$ 449,551	767,447	$ 767,447
Davidson Cash Equivalent Shares	1,778,761	1,778,761	1,550,920	1,550,920
DWS Tax-Exempt Cash Institutional Shares	35,305,793	35,305,793	15,765,785	15,765,785
DWS Tax-Exempt Money Fund	19,483,330	19,483,330	2,277,743*	2,277,743*
DWS Tax-Free Money Fund Class S	4,757,709	4,757,709	643,835*	643,835*
Premier Money Market Shares	5,519,331	5,519,331	3,122,297	3,122,297
Service Shares	1,318,749	1,318,749	602,208	602,208
Tax-Exempt Cash Managed Shares	4,886	4,886	12,321	12,321
Tax-Free Investment Class	17,279,787	17,279,787	2,071,644*	2,071,644*
		$ 85,897,897		$ 26,814,200
Shares redeemed
Capital Assets Funds Shares	(54,858,676)	$ (54,858,676)	(73,842,797)	$ (73,842,797)
Davidson Cash Equivalent Shares	(142,674,470)	(142,674,470)	(115,011,075)	(115,011,075)
DWS Tax-Exempt Cash Institutional Shares	(5,683,761,799)	(5,683,761,799)	(3,341,325,618)	(3,341,325,618)
DWS Tax-Exempt Money Fund	(524,466,789)	(524,466,789)	(100,851,176)*	(100,851,176)*
DWS Tax-Free Money Fund Class S	(70,199,903)	(70,199,903)	(10,304,440)*	(10,304,440)*
Premier Money Market Shares	(409,314,327)	(409,314,327)	(234,599,731)	(234,599,731)
Service Shares	(251,985,292)	(251,985,292)	(122,724,128)	(122,724,128)
Tax-Exempt Cash Managed Shares	(569,998,686)	(569,998,686)	(579,145,708)	(579,145,708)
Tax-Free Investment Class	(870,620,836)	(870,620,836)	(621,122,030)*	(621,122,030)*
		$ (8,577,880,778)		$ (5,198,926,703)
Shares issued in tax-free reorganization
DWS Tax-Exempt Cash Institutional Shares	—	$ —	268,985,283	$ 268,980,272
DWS Tax-Exempt Money Fund	—	—	640,985,030*	641,044,754*
DWS Tax-Free Money Fund Class S	—	—	173,481,265*	173,664,739*
Tax-Free Investment Class	—	—	562,136,851*	562,063,994*
		$ —		$ 1,645,753,759
Net increase (decrease)
Capital Assets Funds Shares	(1,426,183)	$ (1,426,183)	(12,123,191)	$ (12,123,191)
Davidson Cash Equivalent Shares	16,830,670	16,830,670	7,218,480	7,218,480
DWS Tax-Exempt Cash Institutional Shares	686,188,914	686,188,914	693,794,109	693,789,098
DWS Tax-Exempt Money Fund	(41,236,300)	(41,236,300)	626,785,663*	626,845,387*
DWS Tax-Free Money Fund Class S	(4,976,584)	(4,976,584)	171,897,176*	172,080,650*
Premier Money Market Shares	304,593,705	304,593,705	(1,932,149)	(1,932,149)
Service Shares	57,513,692	57,513,692	(2,618,774)	(2,618,774)
Tax-Exempt Cash Managed Shares	25,507,699	25,507,699	(22,629,331)	(22,629,331)
Tax-Free Investment Class	45,724,306	45,724,306	525,790,146*	525,717,289*
		$ 1,088,719,919		$ 1,986,347,459
* For the period from March 19, 2007 (commencement of operations) to April 30, 2007.

6. Payments Made by Affiliates

During the year ended April 30, 2008, the Advisor fully reimbursed the Portfolio $3,191 for a loss on the disposal of securities purchased in violation of investment restrictions.

The amount of the loss was less than 0.01% of the Portfolio's average net assets, thus having no impact on the Portfolio's total return.

7. Acquisition of Assets

On March 19, 2007, Cash Account Trust: Tax-Exempt Portfolio acquired all of the net assets of DWS Tax-Free Money Fund, DWS Tax-Exempt Money Fund, and Cash Reserve Fund, Inc. Tax-Free Series pursuant to an agreement and plan of reorganization approved by shareholders on January 25, 2007 for DWS Tax-Free Money Fund and DWS Tax-Exempt Money Fund, and on February 7, 2007 for Cash Reserve Fund, Inc. Tax-Free Series. The acquisition was accomplished by a tax-free exchange of 173,481,265 shares of DWS Tax Free Money Fund, 640,985,030 shares of DWS Tax-Exempt Money Fund, 268,985,283 Tax-Free Shares and 562,136,851 Tax-Free Institutional Shares of Cash Reserve Fund, Inc. Tax-Free Series, respectively, for 173,481,265 DWS Tax-Free Money Fund Class S shares, 640,985,030 DWS Tax-Exempt Money Fund shares, 268,985,283 DWS Tax-Exempt Cash Institutional Shares and 562,136,851 Tax-Free Investment Class shares of Cash Account Trust: Tax-Exempt Portfolio, respectively, outstanding on March 19, 2007. DWS Tax Free Money Fund's, DWS Tax-Exempt Money Fund's, and Cash Reserve Fund, Inc. Tax-Free Series' net assets at that date of $173,664,739, $641,044,754, and $831,044,266, respectively, were combined with those of Cash Account Trust: Tax-Exempt Portfolio. The aggregate net assets of Cash Account Trust: Tax-Exempt Portfolio immediately before the acquisition were $1,363,024,909. The combined net assets of Cash Account Trust: Tax-Exempt Portfolio immediately following the acquisition were $3,008,778,668.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Tax-Exempt Portfolio (the "Portfolio"), one of the portfolios constituting Cash Account Trust (the "Trust"), as of April 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax-Exempt Portfolio of Cash Account Trust at April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 20, 2008

Tax Information (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Tax-Exempt Portfolio designates $122,000 as capital gain dividends for its year ended April 30, 2008, of which 100% represents 15% rate gains.

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2008, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Proxy Voting

A description of the Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Principal Underwriter

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

Investment Management Agreement Approval

On November 14, 2007, the Board, including all the Independent Trustees, approved an Amended and Restated Investment Management Agreement (the "Amended Management Agreement") with respect to the Portfolio. The Amended Management Agreement and an Administrative Services Agreement were presented to the Board and considered by it as part of a broader program initiated by DIMA to simplify and standardize the expense structures and related contracts for the DWS Funds.

The Board conducted a thorough review of the potential implications of the Amended Management Agreement and Administrative Services Agreement on the Portfolio's shareholders. The Independent Trustees met on several occasions to review and discuss the Amended Management Agreement and Administrative Services Agreement, both among themselves and with representatives of DIMA. They were assisted in this review by their independent legal counsel.

In approving the Amended Management Agreement, the Board considered the following factors, among others:

• The proposed arrangements would facilitate uniformity and conform management and administrative fee structures across all DWS Funds.

• The standardization and simplification of contract provisions and fees charged to the DWS Funds would reduce the risks of operational and compliance errors.

• The aggregate fee paid by the Portfolio to DIMA will remain the sameunder the Amended Management Agreement and Administrative Services Agreement, although the separation of the investment management services and general administrative services provided by DIMA into two separate contracts, as is currently the case for certain other DWS Funds, would provide greater flexibility in the future to adjust the administrative services arrangements of the Portfolio, including increasing the fees paid for administrative services, without incurring the cost of a shareholder meeting.

• The overall scope of the services being provided by DIMA and the standard of care applicable to those services would not be reduced as a result of restructuring the agreements.

• The current expense limitation agreement would remain in place for the Portfolio.

The Board also considered that it renewed the Current Investment Management Agreement (the "Current Management Agreement") for the Portfolio as part of its annual contract renewal process in September 2007. As part of that renewal process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Current Management Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from DIMA, independent third parties and independent legal counsel. These materials included an analysis of the Portfolio's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results for the Portfolio. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the Board. Throughout their consideration of the Current Management Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with its review of the Amended Management Agreement, the Board considered DIMA's representation that the Board may rely on and take into account the information provided in connection with the renewal of the Current Management Agreement for the Portfolio. Accordingly, the Board took note of the following factors, among others, that it considered in approving the renewal of the Current Management Agreement for the Portfolio: (1) the nature, quality and extent of services provided by DIMA; (2) the management fee rate, operating expenses and total expense ratios; (3) the pre-tax profits realized by DIMA in managing the Portfolio; (4) the benefits to the Portfolio from any economies of scale; and (5) the character and amount of other incidental benefits realized by DIMA and its affiliates. With respect to these factors, the Board reached the following conclusions in approving the renewal of the Current Management Agreement for the Portfolio: (1) the nature, quality and extent of services provided by DIMA historically have been and continue to be satisfactory; (2) the management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA; (3) the pre-tax profits realized by DIMA were not unreasonable; (4) the management fee schedule, together with the expense caps, reflects an appropriate level of sharing of any economies of scale; and (5) the management fees were reasonable in light of the fallout benefits to DIMA. The Board believes that the factors considered and the conclusions that were reached in connection with the renewal of the Current Management Agreement are relevant in approving the Amended Management Agreement.

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Amended Management Agreement are fair and reasonable and that the approval of the Amended Management Agreement is in the best interests of the Portfolio. No single factor was determinative in the Board's analysis.

Shareholder Meeting Results

Tax-Exempt Portfolio

The Special Meeting of Shareholders of the Tax-Exempt Portfolio of Cash Account Trust (the "Fund") was held on March 31, 2008 at the offices of Deutsche Asset Management, 345 Park Avenue, New York, NY 10154. The following matters were voted upon by the shareholders of said Fund (the resulting votes are presented below):

1. Election of the Board of Trustees of the Fund.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	1,855,372,485.0340	84,765,059.3200
Henry P. Becton, Jr.	1,854,559,118.1440	85,578,426.2100
Dawn-Marie Driscoll	1,855,327,544.7440	84,809,999.6100
Keith R. Fox	1,854,901,860.1740	85,235,684.1800
Paul K. Freeman	1,856,295,391.4540	83,842,152.9000
Kenneth C. Froewiss	1,855,183,155.9540	84,954,388.4000
Richard J. Herring	1,855,698,433.1040	84,439,111.2500
William McClayton	1,856,422,648.4140	83,714,895.9400
Rebecca W. Rimel	1,855,403,613.2640	84,733,931.0900
William N. Searcy, Jr.	1,854,804,772.2440	85,332,772.1100
Jean Gleason Stromberg	1,854,698,366.1240	85,439,178.2300
Robert H. Wadsworth	1,856,326,630.7040	83,810,913.6500
Axel Schwarzer	1,855,115,572.9840	85,021,971.3700

The Special Meeting of Shareholders was reconvened on May 1, 2008, at which time the following matters were voted upon by the shareholders (the resulting votes are presented below):

2-A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:
For	Against	Abstain
2,030,911,771.7200	125,123,614.4940	68,904,541.1700

2-B. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain
2,054,196,345.3900	95,009,861.2240	75,733,720.7700

3. Approval of Revised Fundamental Investment Policies Regarding:

3-a. Borrowing Money

Number of Votes:
For	Against	Abstain
2,040,112,837.3100	83,918,687.4240	100,908,402.6500

3-b. Senior Securities

Number of Votes:
For	Against	Abstain
2,038,617,788.3400	84,989,292.6640	101,332,846.3800

3-c. Concentrations

Number of Votes:
For	Against	Abstain
2,042,751,877.3500	80,670,166.3440	101,517,883.6900

3-d. Underwriting of Securities

Number of Votes:
For	Against	Abstain
2,040,877,951.8000	82,290,101.5540	101,771,873.0300

3-e. Real Estate Investments

Number of Votes:
For	Against	Abstain
2,038,243,403.5500	85,698,253.4340	100,998,270.4000

3-f. Commodities

Number of Votes:
For	Against	Abstain
2,036,981,678.3000	86,508,926.2340	101,449,322.8500

3-g. Lending

Number of Votes:
For	Against	Abstain
2,035,764,107.4100	87,385,429.6740	101,790,390.3000

3-h. Portfolio Diversification

Number of Votes:
For	Against	Abstain
2,040,722,381.3700	81,938,878.1840	102,278,667.8300

Approval of the Removal of the Fundamental Investment Policies Regarding:

3-i. Investing for Control

Number of Votes:
For	Against	Abstain
2,030,244,107.3700	89,052,293.9540	105,643,526.0600

3-k. Margin Transactions

Number of Votes:
For	Against	Abstain
2,029,518,627.2100	89,590,787.5740	105,830,512.6000

3-m. Short Sales

Number of Votes:
For	Against	Abstain
2,031,012,073.4100	88,615,606.9040	105,312,247.0700

3-n. Options

Number of Votes:
For	Against	Abstain
2,030,419,958.0200	88,972,250.8240	105,547,718.5400

3-o. Securities Owned by Officers and Trustees or the Advisor

Number of Votes:
For	Against	Abstain
2,026,057,970.5700	93,410,521.4640	105,471,435.3500

3-s. Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain
2,032,195,967.0900	87,496,252.1740	105,247,708.1200

4-A. Approval of a Reclassification of Fundamental Investment Objectives as Non-Fundamental.

Number of Votes:
For	Against	Abstain
2,002,832,225.1400	138,540,394.9140	83,567,307.3300

4-B. Approval of a Reclassification of Fundamental Investment Policies as Non-Fundamental.

Number of Votes:
For	Against	Abstain
2,030,751,161.3800	92,116,712.4340	102,072,053.5700

5. Approval of Amended and Restated Declaration of Trust.

Number of Votes:
For	Against	Abstain
2, 043,631,496.3900	95,883,747.2340	85,424,683.7600

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Trustees and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of April 30, 2008. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairperson since 2004[2] Board Member since 1987	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of eight open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley College; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		133
Paul K. Freeman (1950) Vice Chairperson since 2008 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	131
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	133
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company[3] (medical technology company); Belo Corporation[3] (media company); Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	133
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising); The Kennel Shop (retailer)	133
Kenneth C. Froewiss (1945) Board Member since 2001	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	133
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	133
William McClayton (1944) Board Member since 2004	Chief Administrative Officer, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	133
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (2007-present) (charitable organization). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[3] (January 2007-June 2007)	133
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of eight open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-September 2003)	133
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc. Former Directorships: Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	133
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present).	136
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer[4] (1958) Board Member since 2006	Managing Director[5], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Scudder; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	133
Officers[6]
Name, Year of Birth, Position with the Fund and Length of Time Served[7]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[8] (1965) President, 2006-present	Managing Director[5], Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[9] (1962) Vice President and Secretary, 1999-present	Director[5], Deutsche Asset Management
Paul H. Schubert[8] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[5], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Patricia DeFilippis[10] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Elisa D. Metzger[10] (1962) Assistant Secretary 2005-present	Director[5], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson[9] (1962) Assistant Secretary, 1997-present	Managing Director[5], Deutsche Asset Management
Paul Antosca[9] (1957) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark[9] (1967) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Kathleen Sullivan D'Eramo[9] (1957) Assistant Treasurer, 2003-present	Director[5], Deutsche Asset Management
Diane Kenneally[9] (1966) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management
Jason Vazquez[10] (1972) Anti-Money Laundering Compliance Officer, 2007-present	Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)

Robert Kloby[10] (1962) Chief Compliance Officer, 2006-present	Managing Director[5], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

J. Christopher Jackson[10] (1951) Chief Legal Officer, 2006-present	Director[5], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005) (2006-2009)

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
2 Represents the year Ms. Driscoll was first appointed Chairperson of certain DWS funds.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Schwarzer receives no compensation from the funds.
5 Executive title, not a board directorship.
6 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.
7 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
8 Address: 345 Park Avenue, New York, New York 10154.
9 Address: One Beacon Street, Boston, MA 02108.
10 Address: 280 Park Avenue, New York, New York 10017.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

ITEM 2.	CODE OF ETHICS

As of the end of the period, April 30, 2008, Cash Account Trust has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” (as such term has been defined by the Regulations) serving on the Funds’ audit committee including Mr. William McClayton, the chair of the Funds’ audit committee. The SEC has stated that an audit committee financial expert is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. In accordance with New York Stock Exchange requirements, the Board believes that all members of the Funds’ audit committee are financially literate, as such qualification is interpreted by the Board in its business judgment, and that at least one member of the audit committee has accounting or related financial management expertise.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

CASH ACCOUNT TRUST- TAX-EXEMPT PORTFOLIO

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“E&Y”), the Fund’s Independent Registered Public Accountant, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accountant Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2008	$47,449	$0	$6,470	$0
2007	$43,972	$0	$5,996	$0

The above "Tax Fees" were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accountant Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2008	$0	$297,500	$0
2007	$330,000	$466,614	$0

The “Audit-Related Fees” were billed for services in connection with agreed upon procedures related to fund mergers and the above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2008	$6,470	$297,500	$1,109,437	$1,413,407
2007	$5,996	$466,614	$1,225,375	$1,697,985

All other engagement fees were billed for services in connection with internal control reviews, agreed upon procedures and tax compliance for DeIM and other related entities that provide support for the operations of the fund.

***

In connection with the audit of the 2006 and 2007 financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

***

E&Y advised the Fund’s Audit Committee that certain arrangements between the Ernst & Young member firm in Germany (“E&Y Germany”) and Deutsche Bank AG (“DB”) had been determined to be inconsistent with the SEC auditor independence rules. DB is within the “Investment Company Complex” (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund. In 2006 and 2007, DB provided standard overdraft protection on a depository account and a guarantee of certain lease deposits to E&Y Germany. E&Y advised the Audit Committee that while neither of these arrangements was ever utilized by E&Y Germany, they could constitute lending type arrangements in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(1)(ii)(A) provides that an accountant is not independent when an accounting firm has a loan to or from an audit client.) E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audits of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that neither of the arrangements was ever utilized and, accordingly, E&Y Germany never had amounts outstanding to DB, these arrangements were immaterial to E&Y Germany and DB and the E&Y professionals responsible for the Fund’s audits were not aware of these arrangements. E&Y informed the Audit Committee that E&Y Germany has cancelled the overdraft arrangements and has terminated the guarantee on the lease deposits.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio (DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt Portfolio (DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 2, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	July 2, 2008